Notes to the consolidated statements of income	3 Months Ended
Mar. 31, 2021
Notes to the consolidated statements of income
Notes to the consolidated statements of income

2.    Notes to the consolidated statements of income

a)    Revenue

The Company has recognized the following revenue in the consolidated statement of income for the three months ended March 31, 2021 and 2020:

Revenue

in € THOUS

	For the three months ended
	March 31,
	2021			2020
	Revenue from			Revenue from
	contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total

Health care services	3,233,136	92,323	3,325,459	3,515,572	79,091	3,594,663

Health care products	849,620	35,046	884,666	870,362	22,771	893,133

Total	4,082,756	127,369	4,210,125	4,385,934	101,862	4,487,796

b)    Research and development expenses

Research and development expenses of €48,645 for the three months ended March 31, 2021 (for the three months ended March 31, 2020: €45,917) included research and non-capitalizable development costs as well as depreciation and amortization expenses related to capitalized development costs of €1,302 (for the three months ended March 31, 2020: €1,263).

c)    Earnings per share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for the three months ended March 31, 2021 and 2020:

Reconciliation of basic and diluted earnings per share

in € THOUS, except share and per share data

	For the three months ended
	March 31,
	2021	2020
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	248,946	282,719

Denominators:
Weighted average number of shares outstanding	292,878,085	297,842,343
Potentially dilutive shares	131,477	219,801
Basic earnings per share	0.85	0.95
Diluted earnings per share	0.85	0.95

d)    Impacts of severe acute respiratory syndrome coronavirus 2 ("COVID-19")

The Company provides life-sustaining dialysis treatments and other critical healthcare services and products to patients. Its patients need regular and frequent dialysis treatments, or else they face significant health consequences that would result in either hospitalization or death. To be able to continue care for its patients in light of COVID-19, the Company determined that it needed to implement a number of measures, both operational and financial, to maintain an adequate workforce, protect its patients and employees through expanded personal protective equipment protocols and to develop surge capacity for patients suspected or confirmed to have COVID-19. Additionally, the Company experienced a loss of revenue due to the pandemic in certain parts of its business, offset by increased demand for its services and products in other parts. Various governments in regions in which the Company operates have provided economic assistance programs to address the consequences of the pandemic on companies and support healthcare providers and patients.

The Company received government relief in various regions in which it operates in the amount of  €7,228 for the three months ended March 31, 2021. In addition to the costs incurred which are eligible for government funding in various countries, the Company has been affected by impacts that COVID-19 had on the global economy and financial markets as well as effects related to lockdowns.

The remaining amount of U.S. government relief funding received under the Coronavirus Aid, Relief, and Economic Security Act of 2020 (“CARES Act”) recorded in deferred income was $16,513 (€14,083) and $22,473  (€18,314) at March 31, 2021 and December 31, 2020, respectively. In 2020, the Company also recorded a contract liability for advance payments received under the CMS Accelerated and Advance Payment program within current provisions and other current liabilities and non-current provisions and other non-current liabilities. Contract liabilities related to the CMS Accelerated and Advance Payment program were $1,046,025  (€892,133)  and $1,046,025  (€852,437) as of March 31, 2021 and December 31, 2020, respectively.  Beginning on April 1, 2021, CMS began recouping these accelerated and advance payments from the Company.